1933 Act No. 33-83100
                                                          1940 Act No. 811-8716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 16                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 19                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]     immediately upon filing pursuant to paragraph (b)
[ ]     on (date) pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 16
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 16 to Registrant's Registration Statement No. 33-83100/811-8716 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page


                                     PART A
                                     ------

        Prospectus for Evergreen VA Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund,
     Evergreen VA Growth and Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Growth Fund, Evergreen VA
             Small Cap Value Fund, Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund is contained herein.


         Prospectus for the following funds is contained in Registration
           Statement No. No. 33-83100/811-8716 filed on July 16, 1999:
          Evergreen VA Capital Growth Fund, Evergreen VA Growth Fund,
  Evergreen VA High Income Fund and Evergreen VA Perpetual International Fund.


                                     PART B
                                     ------

     Statement of Additional Information for Evergreen VA Equity Index Fund,
      Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA
    Small Cap Value Fund, Evergreen VA Special Equity Fund and Evergreen VA
                   Strategic Income Fund is contained herein.


         Statement of Additional Information for the following funds is contained in Registration Statement No. No. 33-83100/811-8716
            filed on July 16, 1999: Evergreen VA Capital Growth Fund,
                  Evergreen VA Growth Fund, Evergreen VA High
            Income Fund and Evergreen VA Perpetual International Fund


                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                                   PROSPECTUS

Evergreen Variable Annuity Trust



Evergreen VA Equity Index Fund
Evergreen VA Fund
Evergreen VA Foundation  Fund
Evergreen VA Global  Leaders Fund
Evergreen VA Growth and Income Fund
Evergreen VA International  Growth Fund
Evergreen VA Masters Fund
Evergreen VA Omega Fund
Evergreen VA Small Cap Value Fund
Evergreen VA Special Equity Fund
Evergreen VA Strategic Income Fund



Prospectus, May 1, 1999, as amended October 1, 1999



The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:
Overview of Fund Risks                           1
Evergreen VA Equity Index Fund                   2
Evergreen VA Fund                                4
Evergreen VA Foundation Fund                     6
Evergreen VA Global Leaders Fund                 8
Evergreen VA Growth and Income Fund             10
Evergreen VA International Growth Fund          12
Evergreen VA Masters Fund                       14

Evergreen VA Omega Fund                         16
      (formerly Evergreen VA Aggressive
     Growth Fund)
Evergreen VA Small Cap Value Fund               18
    (formerly Evergreen VA Small Cap Equity
    Income Fund)

Evergreen VA Special Equity Fund                20
Evergreen VA Strategic Income Fund              22

GENERAL INFORMATION:
The Funds' Investment Advisors                  24
The Funds' Portfolio Managers                   24
Calculating the Share Price                     25
Participating Insurance Companies               26
How to Buy and Redeem Shares                    26
Other Services                                  27
The Tax Consequences of
Investing in the Funds                          27
Fees and Expenses of the Funds                  27
Financial Highlights                            28
Other Fund Practices                            32

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

                             OVERVIEW OF FUND RISKS


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Evergreen Variable Annuity Funds seek to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification.



Following this overview, you will find information on each Variable Annuity Fund's specific investment strategies and risks.


Risk Factors For All Mutual Funds
Please remember that mutual fund shares are:
o not guaranteed to achieve their goal
o not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in an Evergreen Variable Annuity Fund could fluctuate significantly in value over time and could result in a loss of money.


Here are the most important factors that may affect the value of your investment:

Stock Market Risk
Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, your investment may decline in value if particular industries, issuers or sectors your Fund invests in do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. If your Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by your Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities, then the value of and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Small Company Risk
If your Fund invests in small companies, your investment may be subject to special risks associated with investing in such companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

Foreign Investment Risk
If your Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA Equity Index Fund

FUND FACTS:

Goal:
AE Total Return Comparable to S&P 500 Index

Principal Investment:
AE Common Stocks

Investment Advisor:
AE Evergreen Investment Management

Portfolio Manager:
AE Eric M. Teal

NASDAQ Symbol:
None


Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks investment results that achieve price and yield performance similar to the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index").


[GRAPHIC OMITTED] Investment Strategy


The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's investment advisor uses a computer model that closely monitors the industry weightings of the S&P 500 Index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's investment advisor uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The Fund reserves the right to invest up to 10% of its assets in other securities depending on market conditions.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED]Performance

Since the Fund commenced operations on 9/30/1999, total return information is not yet available for a full calendar year.

VA Fund

FUND FACTS:

Goal:
AE Capital Appreciation

Principal Investments:
AE Common Stocks
AE Convertible Securities

Investment Advisor:
AE Evergreen Asset Management Corp.

Portfolio Managers:
AE Jean C. Ledford
AE Richard Welsh

NASDAQ Symbol:
EVEFX

Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks capital appreciation.


[GRAPHIC OMITTED] Investment Strategy


The Fund invests primarily in common stocks of companies with innovative and entrepreneurial management and that exhibit sound financial business practices. The Fund may invest in securities of relatively well-known and large companies as well as small and medium-sized specialty companies. The Fund seeks long-term gains from the companies in which the Fund invests. Securities are selected based on a combination of comparative undervaluation relative to growth potential and/or merger/acquisition price. The Fund may also invest to a lesser extent in preferred stocks that offer an opportunity for capital appreciation.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Small Company Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED]Performance

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of how the Fund's return has varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown. . Year-by-Year Total Return (%)


1997     1998
37.16%   6.44%


Best Quarter:       4th Quarter 1998          +18.02%
Worst Quarter:      3rd Quarter 1998          -17.20%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index and the Nasdaq Composite Index. The Russell 2000 is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The Nasdaq Composite is a market-value weighted index that measures all domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. Neither index is an actual investment.


Average Annual Total Return
(for the period ended 12/31/1998)
                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year    3/1/1996
Fund      3/1/1996   6.44%     N/A      N/A      20.00%

Russell 2000        -2.55%     N/A      N/A      11.13%
Nasdaq
Composite           39.63%     N/A      N/A      27.49%

VA Foundation Fund


FUND FACTS:

Goals:
AE Reasonable Income
AE Conservation of Capital
AE Capital Appreciation


Principal Investments:
AE Common Stocks
AE Fixed Income Securities
AE Convertible Securities


Investment Advisor:
AE Evergreen Asset Management Corp.

Portfolio Managers:
AE Jean C. Ledford
AE Richard Welsh

NASDAQ Symbol:
EVFFX


Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks, in order of priority, reasonable income, conservation of capital and capital appreciation.


Investment Strategy


The Fund invests principally in a combination of common stocks, securities convertible into or exchangeable for common stocks and fixed income securities. Investments in common stocks focus on those that pay dividends and have the potential for capital appreciation. Common stocks are selected based on a combination of financial strength and estimated growth potential. Fixed income securities are selected based on investment advisor's projections of interest rates, varying amounts and maturities in order to achieve capital protection and, when possible, capital appreciation. The Fund's investment advisor will emphasize fixed income securities that it believes will not be subject to significant fluctuations in value. Under normal circumstances, the Fund anticipates that at least 25% of its net assets will consist of fixed income securities. The corporate debt obligations purchased by the Fund will be rated A or higher by Standard & Poor Ratings Services and Moody's Investors Service, Inc. The Fund is not managed with a targeted maturity. The Fund may invest up to 25% of its assets in foreign securities. The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.



The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."



[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of how the Fund's return has varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

1997     1998
27.80%   10.56%


Best Quarter:       2nd Quarter 1997          +13.26%
Worst Quarter:      3rd Quarter 1998           -7.37%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Composite Stock Index and the Lipper Balanced Fund Average. The S&P 500 is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The Lipper Balanced Fund Average reflects funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Neither index is an actual investment.


Average Annual Total Return
(for the period ended 12/31/1998)

                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year    3/1/1996
Fund      3/1/1996   10.56%    N/A      N/A      18.77%

S&P 500             28.58%     N/A      N/A      28.09%
Lipper Balanced
Fund Average        13.48%     N/A      N/A      15.76%

VA Global Leaders Fund


FUND FACTS:

Goal:
AE Long-term Capital Growth


Principal Investments:
AE U.S. and Non-U.S. Equity Securities


Investment Advisor:
AE Evergreen Asset Management Corp.

Portfolio Manager:
AE Edwin D. Miska

NASDAQ Symbol:
EVGLX

Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks to provide investors with long-term capital growth.

[GRAPHIC OMITTED] Investment Strategy


The Fund normally invests at least 65% of its assets in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's investment advisor will screen the largest companies in major industrialized countries. The Fund invests only in the best 100 companies which are selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence. The Fund's managers visit the countries that the Fund may invest in or already invests in, to evaluate the political, economic and social trends that may affect investments in those countries.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities market of certain countries may be subject to greater risks and volatility than that which exists in the U.S..

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED] Performance

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of how the Fund's return has varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return  (%)

1998
18.92%

Best Quarter:       4th Quarter 1998          +21.86%
Worst Quarter:      3rd Quarter 1998          -14.25%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International World Index (MSCIWI). The MSCIWI is an unmanaged market index that represents the 23 developed markets of the world in a variety of industries. The MSCIWI is not an actual investment.


Average Annual Total Return
(for the period ended 12/31/1998)

                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year    3/6/1997
Fund      3/6/1997  18.92%     N/A      N/A      15.19%

MSCIWI              24.34%     N/A      N/A      20.83%

VA Growth and Income Fund

FUND FACTS:

Goals:
AE Capital Growth
AE Current Income

Principal Investment:
AE Common Stocks

Investment Advisor:
AE Evergreen Asset Management Corp.

Portfolio Managers:
AE Philip M. Foreman
AE Irene D. O'Neill

NASDAQ Symbol:
EVGIX

Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks capital growth in the value of its shares and current income.


[GRAPHIC OMITTED] Investment Strategy

The Fund invests primarily in common stocks of established companies that the Fund considers undervalued in the marketplace and which have a trigger, or catalyst, that will bring the stock's price into line with its actual or potential value. The catalysts may include new products, new management, changes in regulation and/or restructuring potential. The Fund may invest up to 25% of its assets in foreign securities.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:


o        Stock Market Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not indication of future results.


The chart below shows the percentage gain or loss of the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of how the Fund's return has varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown. .


Year-by-Year Total Return (%)

1997     1998
34.66%   4.77%

Best Quarter:       2nd Quarter 1997          +17.25%
Worst Quarter:      3rd Quarter 1998          -15.19%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Composite Stock Index and the Lipper Growth and Income Fund Average (LGIFA). The S&P 500 is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The LGIFA reflects funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Neither index is an actual investment.


Average Annual Total Return
(for the period ended 12/31/1998)

                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year    3/1/1996
Fund      3/1/1996   4.77%     N/A      N/A      20.05%

S&P 500             28.58%     N/A      N/A      28.09%
LGIFA               15.61%     N/A      N/A      20.59%

VA International Growth Fund

FUND FACTS:

Goals:
AE Long-Term Capital Growth
AE Modest Income

Principal Investment:
AE Equity Securities

Investment Advisor:
AE Evergreen Investment Management Company

Portfolio Manager:
AE Gilman C. Gunn

NASDAQ Symbol:
None


Dividend Payment Schedule:
Annually



[GRAPHIC OMITTED] Investment Goal

The Fund seeks long-term growth of capital and secondarily, modest income.

[GRAPHIC OMITTED] Investment Strategy

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). The Fund may also invest in debt securities, including up to 10% of its assets in below investment grade debt securities. The Fund's manager visits the countries that the Fund may invest in or already invests in, to evaluate the political, economic and social trends that may affect investments in those countries.


The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.




[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings: o Stock Market Risk o Interest Rate Risk o Credit Risk o Foreign Investment Risk Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.


In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED] PERFORMANCE


Since the Fund commenced operations on 8/17/1998, total return information is not yet available for a full calendar year. Financial information for the Fund's fiscal year is available in the "Financial Highlights."

VA Masters Fund


FUND FACTS:

Goal:
AE Long-Term Capital Appreciation

Principal Investment:
AE Equity Securities

Investment Advisor:
AE Evergreen Investment Management

Portfolio Manager:
AE By committee of EIM Managers

NASDAQ Symbol:
None

Dividend Payment Schedule:
Annually




[GRAPHIC OMITTED] Investment Goal

The Fund seeks long-term capital appreciation.


[GRAPHIC OMITTED] Investment Strategy


The Fund's investment program is based on the Manager of Managers strategy of the investment advisor which allocates the Fund's portfolio assets on an approximately equal basis among four investment management organizations or sub-advisors -- each of which employs a different investment style.

The Fund's current sub-advisors are:

    Evergreen Asset Management Corp. (EAMC)
    MFS Institutional Advisors, Inc. (MFS)
    OppenheimerFunds, Inc. (Oppenheimer)
    Putnam Investment Management, Inc. (Putnam)

The following investment styles will be applied by the sub-advisors to the segment of the Fund's portfolio for which that sub-advisor is responsible.

EAMC's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign companies with market capitalizations between approximately $500 million and $5 billion. EAMC invests in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential. EAMC will use a value-oriented investment strategy.

MFS manages its segment of the portfolio by primarily investing in equity securities of companies with market capitalizations between approximately $500 million and $5 billion. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), including foreign growth securities, which are not traded on a U.S. exchange. MFS will use a growth-oriented investment strategy.

Oppenheimer manages its segment of the portfolio by investing primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital appreciation.
Oppenheimer will use a blended growth- and value-oriented investment strategy.


Putnam's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign issuers with market capitalizations of $2 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital appreciation. In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam will use a growth-oriented investment strategy.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the sub-advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Small Company Risk
o        Foreign Securities Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED]Performance


Since the Fund commenced operations on 1/29/1999, total return information is not yet available for a full calendar year.

VA Omega Fund


FUND FACTS:


Goal:
AE Capital Growth

Principal Investments:
AE Common Stocks
AE Convertible Securities

Investment Advisor:
AE Evergreen Investment Management Company

Portfolio Manager:
AE Maureen E. Cullinane

NASDAQ Symbol:
None

Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks maximum capital growth.


[GRAPHIC OMITTED] Investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks. The Fund utilizes the fully-managed investment concept whereby the Fund's manager will continuously review the Fund's holdings in light of market conditions, business developments and economic trends. During this review process, the Fund's manager seeks to identify and invest in industries that are growing faster than the economy. The Fund invests in companies of all sizes. The continuous review may lead to high portfolio turnover, but that will not limit investment decisions. The Fund may also invest up to 25% of its assets in foreign securities.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Small Company Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


PERFORMANCE


The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of how the Fund's return has varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

1998
22.25%


Best Quarter:       4th Quarter 1998          +23.70%
Worst Quarter:      3rd Quarter 1998          -10.67%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 1000 Growth Index. The Russell 1000 Growth Index is an unmanaged market index tracking the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/1998)
                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year    3/6/1997
Fund      3/6/1997  22.25%     N/A      N/A      18.24%
Russell 1000
Growth Index        38.71%     N/A      N/A      33.55%

Note: The investment advisor changed on April 1, 1999 from Evergreen Investment Management to Evergreen Investment Management Company; however, the contractual advisory fee rate did not change. Both advisors are wholly-owned subsidiaries of First Union Corporation.

VA Small Cap Value Fund

FUND FACTS:

Goals:
AE Current Income
AE Capital Growth

Principal Investments:
AE Small-Cap Common Stocks
AE Small-Cap Convertible Preferred Stocks

Investment Advisor:
AE Evergreen Asset Management Corp.

Portfolio Managers:
AE Edwin D. Miska
AE Jordan D. Alexander

NASDAQ Symbol:
None


Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The Fund seeks current income and capital growth in the value of its shares.

[GRAPHIC OMITTED] Investment Strategy

The Fund invests primarily in common stocks and convertible preferred stocks of small companies (less than $1 billion in market capitalization). The Fund seeks to limit the investment risk of small company investing by seeking stocks that produce regular income and trade below what the manager considers their intrinsic value. The Fund looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Small Company Risk
o        Interest Rate Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED] PERFORMANCE

Since the Fund commenced operations on 5/1/1998, total return information is not yet available for a full calendar year. Financial information for the Fund's fiscal year is available in the "Financial Highlights."

VA Special Equity Fund


FUND FACTS:

Goal:
AE  Capital Growth

Principal Investment:
AE  Common Stocks


Investment Advisor:
AE  Meridian Investment Company

Portfolio Manager:
AE  Joseph E. Stocke

NASDAQ Symbol:
None


Dividend Payment Schedule:

Annually

[GRAPHIC OMITTED] Investment Goal

The Fund seeks capital growth.

[GRAPHIC OMITTED] Investment Strategy

The Fund strives to provide a return greater than broad stock market indices such as the Russell 2000 Index by investing principally in a diversified portfolio of common stocks of domestic companies. The Fund's portfolio manager principally chooses companies which it expects will experience growth in earnings and price, and which have small market capitalizations (under $1 billion) and medium market capitalizations (between $1 billion and $5 billion); however, the Fund may also invest in companies that have large market capitalizations (over $5 billion). The Fund may invest in convertible securities and foreign securities.

The Fund intends to sell a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.


The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Small Company Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


Performance

Since the Fund commenced operations on 9/30/1999, total return information is not yet available for a full calendar year.

VA Strategic Income Fund

FUND FACTS:

Goals:
AE High Current Income
AE Capital Growth


Principal Investments:
AE Domestic High-Yield Bonds
AE Foreign Debt Securities
AE U.S. Government Securities

Investment Advisor:
AE Evergreen Investment Management Company

Portfolio Manager:
AE Prescott B. Crocker

NASDAQ Symbol:
EVAYX


Dividend Payment Schedule:
Annually


[GRAPHIC OMITTED] Investment Goal

The  Fund  seeks  high  current   income  from  interest  on  debt   securities.
Secondarily, the Fund considers potential for growth of capital in selecting securities.

[GRAPHIC OMITTED] Investment Strategy

The Fund intends to allocate its assets principally between domestic high-yield, high-risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. This allocation will be made on the basis of the investment advisor's assessment of global opportunities for high income and high investment return. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio manager takes an aggressive approach to investing but seeks to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

The Fund intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the investment advisor deems necessary.

The Fund may invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o Interest Rate Risk
o Credit Risk
o Foreign  Investment Risk

In addition, the Fund principally invests in below investment grade bonds, commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


[GRAPHIC OMITTED] Performance

The following charts show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract charges assessed by participating insurance companies. Past performance is not an indication of future results.


The chart below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of how the Fund's returns have varied from year-to-year and give you some indication of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this chart. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)

1998
5.91%

Best Quarter:       1st Quarter 1998           +2.94%
Worst Quarter:      4th Quarter 1998           +0.58%


The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). The LBABI an unmanaged index that tracks the US investment grade fixed income bond market, including government, corporate, agency mortgage pass-thru securities, and asset-backed securities. It is not an actual investment.


Average Annual Total Return
(for the period ended 12/31/1998)

                                               Performance
        Inception                                Since
           Date     1 year   5 year   10 year    3/6/1997
Fund      3/6/1997   5.91%     N/A      N/A       6.16%


LBABI                8.69%     N/A      N/A       9.67%

THE FUNDS' INVESTMENT ADVISORS


The investment advisor manages a Fund's investments and supervises its daily business affairs. There are four investment advisors for the Evergreen Variable Annuity Funds in this prospectus. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $230 billion in consolidated assets as of 6/30/1999. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.



Evergreen Asset Management Corp. (EAMC) is the investment advisor to:
o        VA Fund
o        VA Foundation Fund
o        VA Global Leaders Fund
o        VA Growth and Income Fund
o        VA Small Cap Value Fund


EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $21.7 billion in assets for 21 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.



Evergreen Investment Management (EIM) (formerly known as Capital Management Group, or CMG), a division of First Union National Bank, is the investment advisor to:
o VA Equity Index Fund
o VA Masters Fund


EIM has been managing money for over 50 years and currently manages over $28.3 billion in investment assets for 37 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.



Evergreen Investment Management Company (EIMC) is the investment advisor to:

o        VA International Growth Fund
o        VA Omega Fund
o        VA Strategic Income Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $9.7 billion in investment assets for 25 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


Meridian Investment Company (MIC) is the investment advisor to:
o        VA Special Equity Fund

MIC has been managing money for over 15 years and currently manages over $566.2 million in investments for 2 of the Evergreen Funds. MIC is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.


Under the terms of the various investment advisory agreements, the respective investment advisor is entitled to receive a fee as a percentage of each Fund's average daily net assets. Each Fund's current contractual fee for advisory services and effective advisory fee rates for the fiscal year ended December 31, 1998 is set forth below.


                                                        Effective Rate for
                                                        Advisory Services
                           Current Contractual          For the Year
                           Advisory Fee Rate            Ended 12/31/1998

VA Equity Index Fund*      0.40%                         N/A
VA Fund                    0.95%                         0.95%
VA Foundation Fund         0.825%                        0.825%
VA Global Leaders Fund     0.95%                         0.95%
VA Growth and Income Fund  0.95%                         0.95%
VA International Growth
   Fund                    0.75% first $200 million      0.75%
                           0.65% next $200 million
                           0.55% next $200 million
                           0.45% over $600 million
VA Masters Fund**          0.95%                         N/A
VA Omega Fund+             0.60%                         0.60%
VA Small Cap Value Fund    0.95%                         0.95%
VA Special Equity Fund*    1.50%                         N/A
VA Strategic Income Fund   2.0% of gross dividend        0.58%
                           And interest  income  based
                           On the average  daily net
                           Assets,  plus the following:
                           0.45% of the first $100 million;
                           0.40% of the next $100 million;
                           0.35% of the next $100 million;
                           0.30% of the next $100 million;
                           0.25% of the next $100 million;
                           0.20% of the over $500 million.
---------------
*The Fund commenced operations on September 30, 1999.
** The Fund commenced operations on January 29, 1999.
+The investment advisor changed on April 1, 1999 from EIM to EIMC; however, the contractual advisory fee rate did not change.


Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally. In addition, issuers of securities, especially foreign issuers, in which the Funds invest may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Funds' securities.

European Currency Conversion Risk
Certain countries in Europe converted their different currencies to a single, common currency on January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers have modified their accounting and recordkeeping systems to handle the new currency. If a Fund invests in foreign securities, your investment in the Fund may be adversely affected if these technical modifications have not been implemented properly. Also the conversion to a single currency may impair the markets for securities denominated in the currencies being eliminated, which may also adversely impact your investment.


THE FUNDS' PORTFOLIO MANAGERS

VA Equity Index Fund
Eric M. Teal has managed the Fund since its inception in September 1999. Mr. Teal joined EIM in September 1993 as a investment officer. Since September 1997, he has been Vice President and quantitative equity analyst at EIM. Mr. Teal has been the portfolio manager of the Evergreen Select Equity Index Fund since December 1998.

VA Fund
Jean C. Ledford, CFA, has been Lead Manager and Richard Welsh has been Co-Manager of the Fund since August 1999. Ms. Ledford has been President and Chief Executive Officer of EAMC since August 1999. From January, 1997 until she joined EAMC, Ms. Ledford worked as a portfolio manager at American Century Investments ("American Century"). From 1980 until she joined American Century, Ms. Ledford was the investment director of the State of Wisconsin Investment Board. Richard Welsh has been a Senior Vice President and portfolio manager at EAMC since August 1999. From August 1994 until he joined EAMC, Mr. Welsh was a portfolio manager and analyst at American Century.


VA Foundation Fund
Ms. Ledford has been Lead Manager and Mr. Welsh has been Co-Manager of the Fund since August 1999.

VA Global Leaders Fund
Edwin D. Miska has managed the Fund since March 1997. Mr. Miska has been a portfolio manager at EAMC since 1989. He has also been the portfolio manager of the Evergreen Global Leaders Fund since November 1995.

VA Growth and Income
Philip M. Foreman, CFA, is Lead Manager and Irene D. O'Neill, CFA, is Co-Manager of the Fund. Mr. Foreman managed the Fund alone from January 1999 until joined by Ms. O'Neill in September 1999. Mr. Foreman has been a portfolio manager at EAMC since joining EAMC in January 1999. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc. where he began as Vice President and became Senior Vice President in November 1994. Ms. O'Neill has been a portfolio manager at EAMC since March 1988.

VA International Growth Fund
Gilman C. Gunn has managed the Fund since its inception in August 1998. Mr. Gunn joined EIMC in January 1991 as Senior Vice President - International and portfolio manager and became Senior Vice President and Chief Investment Officer
- International at EIMC in February 1997. Mr. Gunn has managed the Evergreen International Growth Fund since January 1991.


VA Omega Fund

Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager of EIMC since September 1987 and became a Senior Vice President and Senior Portfolio Manager in March 1997. She has worked at EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.

VA Small Cap Value Fund
Edwin D. Miska became Lead Manager of the Fund in September 1999. Mr. Miska has been a portfolio manager at EAMC since 1989. Jordan D. Alexander, CFA, has been Co-Manager of the Fund since April 1999. Mr. Alexander has been an assistant portfolio manager with EAMC since September 1998. From 1995 until he joined EAMC, he was an associate healthcare analyst at Paine Webber, Inc. From 1993 until he joined Paine Webber, Inc., Mr. Alexander was a senior analyst with Arthur Andersen LLP.

VA Special Equity Fund
Joseph E. Stocke, CFA, has managed the Fund since its inception in September 1999. Mr. Stocke has been a Senior Investment Manager/Equities at MIC since
1990. From March 1990 until MIC was acquired by First Union in July 1998, Mr. Stocke has managed the Evergreen Select Special Equity Fund and its predecessor.

VA Strategic Income Fund
Prescott B. Crocker, CFA, has managed the Fund since its inception in March 1997. Mr. Crocker is Senior Vice President, Senior Portfolio Manager, and head of the High Yield Bond Team at EIMC. He joined EIMC in February 1997. From 1993 until he joined EIMC, he held various positions at Boston Security Counsellors, including President and Chief Investment Officer, and was Managing Director and Portfolio Manager at Northstar Investment Management.

VA Masters Fund
Subject to the supervision of EIM, each sub-advisor listed below manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. The Fund pays no direct fees to any of the sub-advisors. The four sub-advisors of the Fund are:

EAMC is described on page 24.

MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. As of December 31, 1998, MFS managed more than $97 billion on behalf of almost 4 million investor accounts.

OppenheimerFunds, Inc., Two World Trade Center, New York, New York 10048, has operated as an investment advisor since 1959. As of December 31, 1998, Oppenheimer and its subsidiaries managed investment companies with assets of more than $95 billion and with more than 4 million shareholder accounts.

Putnam Investment Management, Inc., One Post Office Square, Boston, Massachusetts 02109, has been managing mutual funds since 1937. As of December 31, 1998, Putnam and its affiliates managed more than $ 295billion of assets for more than 10 million shareholder accounts.

Manager Oversight - EIM has appointed a committee of investment personnel which is primarily responsible for overseeing the sub-advisors of the VA Masters Fund. The investment advisor has ultimate responsibility for the investment performance of the Fund.

The investment advisor continuously monitors the performance and investment styles of the Fund's sub-advisors and from time to time may recommend changes of sub-advisors based on factors such as changes in a sub-advisor 's investment style or a departure by a sub-advisor from the investment style for which it had been selected, a deterioration in a sub-advisor's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.

One segment may be larger or smaller at various times than other segments, but the investment advisor will not reallocate assets among the segments to reduce these differences in size until the assets allocated to one sub-advisor either exceed 35% or are less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event the investment advisor may, but is not obligated to, reallocate assets among sub-advisors to provide for a more equal distribution of the Fund's assets.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share for a Fund purchase or the amount received for a Fund redemption is based on the next price calculated after the order is received and all required information is provided.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.


PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Trustees have established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.


HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.


The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.


The Funds do not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.


OTHER SERVICES

Automatic Reinvestment of Dividends
For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions
Each Fund passes along the net income or profits it receives from its investments. The Evergreen Variable Annuity Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. The Fund pays a yearly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Variable Annuity Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses and, in the case of VA Masters Fund, sub-advisory fees. Other Expenses Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25 % to over 3.0%; and 3) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

                                   EVERGREEN

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


This section looks in detail at the results for one share in the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


EVERGREEN FUND

                                  Six Months Ended  Year Ended December 31,
                                  June 30, 1999 #  ----------------------------
                                    (Unaudited)    1998 #   1997 #   1996 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $ 15.31      $ 14.89  $ 11.41   $ 10.00
                                      -------      -------  -------   -------
Income from investment
 operations
Net investment income                    0.03         0.07     0.06      0.05
Net realized and unrealized
 gains or losses on securities           2.00         0.86     4.15      1.44
                                      -------      -------  -------   -------
Total from investment operations         2.03         0.93     4.21      1.49
                                      -------      -------  -------   -------
Less distributions from
Net investment income                   (0.03)           0    (0.05)    (0.05)
Net realized gains                      (0.06)       (0.51)   (0.68)    (0.03)
                                      -------      -------  -------   -------
Total distributions                     (0.09)       (0.51)   (0.73)    (0.08)
                                      -------      -------  -------   -------
Net asset value, end of period        $ 17.25      $ 15.31  $ 14.89   $ 11.41
                                      -------      -------  -------   -------
Total return*                           13.35%        6.44%   37.16%    14.90%
Ratios and supplemental data
Net assets, end of period
 (thousands)                          $63,549      $45,820  $21,600   $10,862
Ratios to average net assets:
 Expenses**                              1.01%+       1.01%    1.01%     1.00%+
 Net investment income                   0.42%+       0.49%    0.42%     0.87%+
Portfolio turnover rate                    17%          16%      32%        6%

(a) For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------

FOUNDATION FUND

                                  Six Months Ended  Year Ended December 31,
                                  June 30, 1999 #  ----------------------------
                                    (Unaudited)    1998 #   1997 #   1996 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $  14.47     $ 13.54  $ 11.31   $ 10.00
                                      --------     -------  -------   -------
Income from investment
 operations
Net investment income                     0.18        0.35     0.26      0.16
Net realized and unrealized
 gains or losses on securities            0.59        1.07     2.86      1.37
                                      --------     -------  -------   -------
Total from investment operations          0.77        1.42     3.12      1.53
                                      --------     -------  -------   -------
Less distributions from
Net investment income                        0       (0.26)   (0.24)    (0.16)
Net realized gains                       (0.04)      (0.23)   (0.65)    (0.06)
                                      --------     -------  -------   -------
Total distributions                      (0.04)      (0.49)   (0.89)    (0.22)
                                      --------     -------  -------   -------
Net asset value, end of period        $  15.20     $ 14.47  $ 13.54   $ 11.31
                                      --------     -------  -------   -------
Total return*                             5.25%      10.56%   27.80%    15.30%
Ratios and supplemental data
Net assets, end of period
 (thousands)                          $119,237     $78,371  $31,840   $15,812
Ratios to average net assets:
 Expenses**                               0.97%+      1.00%    1.01%     1.00%+
 Net investment income                    2.51%+      2.44%    2.15%     2.70%+
Portfolio turnover rate                      8%         10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
                                                          VARIABLE ANNUITY TRUST

                                   EVERGREEN

--------------------------------------------------------------------------------

GLOBAL LEADERS FUND

                                                                Year Ended
                                            Six Months Ended   December 31,
                                            June 30, 1999 #  ------------------
                                              (Unaudited)    1998 #  1997 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of period            $ 12.76      $10.79    $10.00
                                                -------      ------    ------
Income from investment operations
Net investment income                              0.06        0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign currency
 related transactions                              1.00        1.94      0.77
                                                -------      ------    ------
Total from investment operations                   1.06        2.04      0.88
                                                -------      ------    ------
Less distributions from
Net investment income                                 0       (0.07)    (0.06)
Net realized gains                                    0           0     (0.03)
                                                -------      ------    ------
Total distributions                                   0       (0.07)    (0.09)
                                                -------      ------    ------
Net asset value, end of period                  $ 13.82      $12.76    $10.79
                                                -------      ------    ------
Total return*                                      8.33%      18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)           $14,154      $9,583    $2,899
Ratios to average net assets:
 Expenses**                                        1.02%+      1.04%     1.05%+
 Net investment income                             0.88%+      0.89%     1.15%+
Portfolio turnover rate                              11%         12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

                                  Six Months Ended  Year Ended December 31,
                                  June 30, 1999 #  ----------------------------
                                    (Unaudited)    1998 #   1997 #   1996 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $ 15.58      $ 15.29  $ 11.83   $ 10.00
                                      -------      -------  -------   -------
Income from investment
 operations
Net investment income                    0.05         0.16     0.08      0.06
Net realized and unrealized
 gains or losses on securities           0.79         0.56     4.01      1.84
                                      -------      -------  -------   -------
Total from investment operations         0.84         0.72     4.09      1.90
                                      -------      -------  -------   -------
Less distributions from
Net investment income                       0        (0.13)   (0.07)    (0.06)
Net realized gains                      (0.08)       (0.30)   (0.56)    (0.01)
                                      -------      -------  -------   -------
Total distributions                     (0.08)       (0.43)   (0.63)    (0.07)
                                      -------      -------  -------   -------
Net asset value, end of period        $ 16.34      $ 15.58  $ 15.29   $ 11.83
                                      -------      -------  -------   -------
Total return*                           10.36%        4.77%   34.66%    19.00%
Ratios and supplemental data
Net assets, end of period
 (thousands)                          $74,797      $60,576  $31,088   $14,484
Ratios to average net assets:
 Expenses**                              1.01%+       1.01%    1.01%     1.00%+
 Net investment income                   0.57%+       1.02%    0.59%     1.00%+
Portfolio turnover rate                    27%          13%      18%        2%

(a) For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

VARIABLE ANNUITY TRUST

                                   EVERGREEN

--------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND

                                       Six Months Ended
                                       June 30, 1999 #       Period Ended
                                         (Unaudited)    December 31, 1998 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of period        $ 9.39              $10.00
                                            ------              ------
Income from investment operations
Net investment income                         0.09                0.03
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions                0.22               (0.64)
                                            ------              ------
Total from investment operations              0.31               (0.61)
                                            ------              ------
Net asset value, end of period              $ 9.70              $ 9.39
                                            ------              ------
Total return*                                 3.30%              (6.10%)
Ratios and supplemental data
Net assets, end of period (thousands)       $2,228              $1,425
Ratios to average net assets:
 Expenses**                                   1.03%+              1.02%+
 Net investment income                        1.96%+              1.05%+
Portfolio turnover rate                         93%                 59%

(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------

                                   EVERGREEN

--------------------------------------------------------------------------------

MASTERS FUND

                                                              Period Ended
                                                           June 30, 1999 (a) #
                                                               (Unaudited)
------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 10.00
                                                                 -------
Income from investment operations
Net investment income                                                  0
Net realized and unrealized gains or losses on securities           0.84
                                                                 -------
Total from investment operations                                    0.84
                                                                 -------
Net asset value, end of period                                   $ 10.84
                                                                 -------
Total return*                                                       8.40%
Ratios and supplemental data
Net assets, end of period (thousands)                            $12,036
Ratios to average net assets:
 Expenses**                                                         1.00%+
 Net investment income                                              0.30%+
Portfolio turnover rate                                               34%

(a) For the period from January 29, 1999 (commencement of operations) to June 30, 1999.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

--------------------------------------------------------------------------------

OMEGA FUND

                                                            Year Ended
                                      Six Months Ended     December 31,
                                      June 30, 1999 #  ------------------------
                                        (Unaudited)    1998 #   1997 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of period       $13.57      $11.10     $10.00
                                           ------      ------     ------
Income from investment operations
Net investment income                       (0.03)      (0.04)     (0.06)
Net realized and unrealized gains or
 losses on securities                        1.79        2.51       1.16
                                           ------      ------     ------
Total from investment operations             1.76        2.47       1.10
                                           ------      ------     ------
Net asset value, end of period             $15.33      $13.57     $11.10
                                           ------      ------     ------
Total return*                               12.82%      22.25%     11.00%
Ratios and supplemental data
Net assets, end of period
 (thousands)                               $7,732      $4,039     $1,868
Ratios to average net assets:
 Expenses**                                  1.01%+      1.02%      1.06%+
 Net investment income                      (0.42%)+    (0.33%)    (0.74%)+
Portfolio turnover rate                        34%         49%        39%

(a) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
                                                          VARIABLE ANNUITY TRUST

--------------------------------------------------------------------------------

SMALL CAP VALUE FUND

                                       Six Months Ended
                                       June 30, 1999 #       Period Ended
                                         (Unaudited)    December 31, 1998 (a) #
-------------------------------------------------------------------------------
Net asset value, beginning of period        $ 9.58              $10.00
                                            ------              ------
Income from investment operations
Net investment income                         0.10                0.15
Net realized and unrealized gains or
 losses on securities                         0.92               (0.45)
                                            ------              ------
Total from investment operations              1.02               (0.30)
                                            ------              ------
Less distributions from
Net investment income                            0               (0.11)
Net realized gains                               0               (0.01)
                                            ------              ------
Total distributions                              0               (0.12)
Net asset value, end of period              $10.60              $ 9.58
                                            ------              ------
Total return*                                10.65%              (2.86%)
Ratios and supplemental data
Net assets, end of period (thousands)       $3,804              $2,282
Ratios to average net assets:
 Expenses**                                   1.04%+              1.02%+
 Net investment income                        1.81%+              2.49%+
Portfolio turnover rate                         21%                 26%

(a) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

VARIABLE ANNUITY TRUST

                                   EVERGREEN

--------------------------------------------------------------------------------

STRATEGIC INCOME FUND

                                                               Year
                                       Six Months Ended Ended December 31,
                                       June 30, 1999 #  -------------------
                                         (Unaudited)    1998 #   1997 (a) #
-----------------------------------------------------------------------------
Net asset value, beginning of period       $ 10.39      $ 10.20    $10.00
                                           -------      -------    ------
Income from investment operations
Net investment income                         0.32         0.64      0.32
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions               (0.41)       (0.04)     0.21
                                           -------      -------    ------
Total from investment operations             (0.09)        0.60      0.53
                                           -------      -------    ------
Less distributions from
Net investment income                            0        (0.41)    (0.31)
Net realized gains                               0            0     (0.02)
                                           -------      -------    ------
Total distributions                              0        (0.41)    (0.33)
                                           -------      -------    ------
Net asset value, end of period             $ 10.30      $ 10.39    $10.20
                                           -------      -------    ------
Total return*                                (0.87%)       5.91%     5.28%
Ratios and supplemental data
Net assets, end of period (thousands)      $15,772      $11,182    $2,204
Ratios to average net assets:
 Expenses**                                   0.85%+       1.02%     1.02%+
 Net investment income                        6.38%+       6.05%     5.34%+
Portfolio turnover rate                        119%         231%      119%

(a) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.
 *  Total return does not reflect charges of the separate accounts.
 ** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                                                          VARIABLE ANNUITY TRUST

OTHER FUND PRACTICES

The Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates and to adjust the portfolio's duration. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The VA Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

If the Fund invests in foreign securities, which may include foreign currency transactions, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgement of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.



Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                     Notes

                                Evergreen Funds

Money Market
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

Municipal Bond
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
High Grade Municipal Bond Fund
Maryland Municipal Bond Fund
Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Short Intermediate Municipal Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Diversified Bond Fund
High Yield Bond Fund
Intermediate Term Bond Fund
Short Intermediate Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund


Growth & Income
Blue Chip Fund
Equity Income Fund
Growth and Income Fund
Income and Growth Fund
Small Cap Value Fund
Utility Fund
Value Fund


Domestic Growth
Aggressive Growth Fund
Evergreen Fund
Masters Fund
Omega Fund
Select Equity Index Fund
Small Company Growth Fund
Stock Selector Fund
Strategic Growth Fund
Tax Strategic Equity Fund

Global International
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Precious Metals Fund


Variable Annuity
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund




www.evergreen-funds.com




Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Each business day, 8 a.m. to 6 p.m. Eastern time

Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     o for general correspondence


For express, registered or certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

Visit us on-line:
     www.evergreen-funds.com

     For More Information About the Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.



     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.



     For questions, other information,  or to request a copy, without charge, of
     any  of  the  documents,   call   1-800-343-2898  or  ask  your  investment
     representative. We will mail material within three business days.



     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.





                                                       Sec File No.: 811-8716



                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        EVERGREEN VARIABLE ANNUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION



                     May 1, 1999, as amended October 1, 1999

              Evergreen VA Equity Index Fund ("Equity Index Fund")
                      Evergreen VA Fund ("Evergreen Fund")
                Evergreen VA Foundation Fund ("Foundation Fund")
            Evergreen VA Global Leaders Fund ("Global Leaders Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
      Evergreen VA International Growth Fund ("International Growth Fund")
                   Evergreen VA Masters Fund ("Masters Fund")
                     Evergreen VA Omega Fund ("Omega Fund")
           Evergreen VA Small Cap Value Fund ("Small Cap Value Fund")
          Evergreen VA Special Equity Fund ("Special Equity Fund") and
          Evergreen VA Strategic Income Fund ("Strategic Income Fund")



               Each Fund is a series of Evergreen Variable Annuity
                              Trust (the "Trust").


         This Statement of Additional Information ("SAI") pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated May 1, 1999, as amended October 1, 1999, for the Fund in which you are interested. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies ("Participating Insurance Companies"). Copies of the prospectus may be obtained without charge by calling (800) 343-2898.

         Certain information is incorporated by reference to the Funds' Annual Report dated December 31, 1998. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.






O/evt-de/n-1a/vasai-pt1-spec'equity.doc

                                                  TABLE OF CONTENTS


PART 1

FUND HISTORY................................................................1-1
INVESTMENT POLICIES.........................................................1-1
OTHER SECURITIES AND PRACTICES..............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES............................................1-3
EXPENSES....................................................................1-4
PERFORMANCE.................................................................1-8
SERVICE PROVIDERS...........................................................1-9
FINANCIAL STATEMENTS.......................................................1-10

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...............2-1
PURCHASE, REDEMPTION AND PRICING OF SHARES.................................2-16
PERFORMANCE CALCULATIONS...................................................2-17
TAX INFORMATION............................................................2-19
BROKERAGE..................................................................2-20
ORGANIZATION...............................................................2-22
INVESTMENT ADVISORY AGREEMENT..............................................2-23
MANAGEMENT OF THE TRUST....................................................2-24
CORPORATE  BOND RATINGS....................................................2-26
ADDITIONAL INFORMATION.....................................................2-31

                                     PART 1

                                  FUND HISTORY

         The Evergreen Variable Annuity Trust is an open-end management investment company, which was organized as a Delaware business trust on December 23, 1997. Each Fund is a diversified series of Evergreen Variable Annuity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. The foregoing is qualified in its entirety by reference to the Declaration of Trust.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.


                        PRINCIPAL HOLDERS OF FUND SHARES


         As of August 31, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of August 31, 1999.

----------------------------------------------------------------------

Equity Index Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Evergreen Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            73.59%
Variable Account #6
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Security Equity Life Insurance                       13.45%
Unregistered Share Account
Attn Richard Leifels
84 Business Park Dr Ste 303
Armonk, NY 10504-1738
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Security Equity Life Insurance                       8.04%
Registered Share Account
Attn Richard Leifels
84 Business Park Dr Ste 303
Armonk, NY 10504-1738
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Foundation Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Nationwide Life Insurance Co                         78.10%
Variable Account #6
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Security Equity Life Insurance Co                    9.73%
Unregistered Share Account
Attn Richard Leifels
84 Business Park Dr Ste 303
Armonk, NY 10504-1738
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
PFL Life Ins Company                                 7.85%
4333 Edgewood Road NE
Cedar Rapids, IA 52499
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Leaders Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            89.30%
NWVA6
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            8.82%
NWVA6 Seed Account
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Growth and Income Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Nationwide Life Insurance Co                         85.99%
Variable Account #6
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Security Equity Life Insurance Co                    6.44%
Registered Share Account
Attn Richard Leifels
84 Business Park Dr Ste 303
Armonk, NY 10504-1738
---------------------------------------------------- -----------------
----------------------------------------------------------------------

International Growth Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            58.99%
NWVA6
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            40.12%
NWVA6 Seed Account
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
----------------------------------------------------------------------
Masters Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            69.16%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            30.83%
Seed Account
Variable Account Six
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Omega Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            83.92%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            15.59%
NWVA6  Seed Account
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Small Cap Value Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            73.98%
NWVA6
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            25.46%
NWVA6  Seed Account
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Special Equity Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Strategic Income Fund
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            93.53%
NWVA6
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Nationwide Life Insurance                            6.18%
NWVA6 Seed Account
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029
---------------------------------------------------- -----------------



                                    EXPENSES

Advisory Fees

         Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Evergreen Fund, Global Leaders Fund, Growth and Income Fund and Small Cap Value Fund. Lieber & Company acts as sub-advisor to these and provides investment research, information, investment recommendation advice and assistance to EAMC, and is reimbursed by EAMC for the costs of providing such sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee equal to 0.95% of the average daily net assets of each Fund.

         EAMC is also the investment advisor to Foundation Fund. EAMC is entitled to receive from Foundation Fund an annual fee equal to 0.825% of the average daily net assets of the Fund. Lieber & Company also acts as sub-advisor to this Fund, and is reimbursed by EAMC for the costs of providing sub-advisory services.

         Evergreen Investment Management ("EIM"), also known as First Capital Group, a division of First Union National Bank ("FUNB"), is the investment advisor to Masters Fund. EIM is entitled to receive from Masters Fund an annual fee equal to 0.95% of the average daily net assets of the Fund. EIM pays MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment
Management, Inc. sub-advisory fees equal in the aggregate up to 0.50% of the Fund's average daily net assets. EAMC, an affiliate of EIM, receives a sub-advisory fee equal to 0.50% of the first $500 million of the Fund's average daily net assets managed by EAMC, 0.40% of the next $500 million of such net assets, and 0.35% of such net assets in excess of $1 billion.

         EIM is also the investment advisor to Equity Index Fund. EIM is entitled to receive from Equity Index Fund an annual fee equal to 0.40% of the average daily net assets of the Fund.


         Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Omega Fund, International Growth Fund and Strategic Income Fund. EIMC is entitled to receive from Omega Fund an annual fee equal to 0.60% of the average daily net assets of the Fund. EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income based on the average daily net assets, plus the following:


                  ---------------------------------- =================

                      Average Daily Net Assets             Fee
                  ---------------------------------- =================
                  ---------------------------------- =================

                         first $100 million               0.45%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          next $100 million               0.40%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          next $100 million               0.35%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          next $100 million               0.30%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          next $100 million               0.25%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          over $500 million               0.20%
                  ---------------------------------- =================

EIMC is entitled to receive from International Growth Fund an annual fee based on the average daily net assets, as follows:

                  ---------------------------------- =================

                      Average Daily Net Assets             Fee
                  ---------------------------------- =================
                  ---------------------------------- =================

                         first $200 million               0.75%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          next $200 million               0.65%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          next $200 million               0.55%
                  ---------------------------------- =================
                  ---------------------------------- =================

                          over $600 million               0.45%
                  ---------------------------------- =================

         Meridian Investment Company ("MIC") is the investment advisor to Special Equity Fund. MIC is entitled to receive from Special Equity Fund an annual fee equal to 1.50% of the average daily net assets of the Fund.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal periods.


---------------------------------- ---------------------- ----------------------

Fiscal Period/Fund                  Advisory Fees Paid      Advisory Fees Waived
---------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------

Periods Ended 1998
--------------------------------------------------------------------------------
---------------------------------- ---------------------- ----------------------
Evergreen Fund                           $326,123                 $42,262
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Foundation Fund                          $467,156                    $0
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Global Leaders Fund                       $58,409                 $31,587
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Growth and Income Fund                   $453,431                 $69,140
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
International Growth Fund(a)              $3,122                   $3,122
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Omega Fund                                $16,941                 $14,973
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Small Cap Value Fund(b)                   $9,742                   $9,742
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Strategic Income Fund                     $39,755                    $0
---------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------

Periods Ended 1997
--------------------------------------------------------------------------------
---------------------------------- ---------------------- ----------------------
Evergreen Fund                           $152,253                 $47,286
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Foundation Fund                          $186,702                 $20,317
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Global Leaders Fund(c)                    $12,787                 $12,787
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Growth and Income Fund                   $206,973                 $47,995
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Omega Fund(c)                             $6,358                   $6,280
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Strategic Income Fund(c)                  $6,441                   $6,441
---------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------

Periods Ended 1996
--------------------------------------------------------------------------------
---------------------------------- ---------------------- ----------------------
Evergreen Fund(d)                         $48,143                 $47,843
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Foundation Fund(d)                        $67,460                 $49,436
---------------------------------- ---------------------- ----------------------
---------------------------------- ---------------------- ----------------------
Growth and Income Fund(d)                 $61,749                 $54,339
---------------------------------- ---------------------- ----------------------
(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(b) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
(c) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
(d) For the period from March 1, 1996 (commencement of operations) December 31, 1996.


Brokerage Commissions

         Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal years or periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.


--------------------------------------- -------------------- ================
Fund/Fiscal Year or Period
                                        Total Paid to         Total Paid to
                                        All Brokers             Lieber
--------------------------------------- -------------------- ================
======================================= ==================== ================

Year or Period Ended 1998
=============================================================================
--------------------------------------- -------------------- ================
Evergreen Fund                                $53,354            $47,079
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Foundation Fund                               $47,678            $46,786
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Global Leaders Fund                           $13,902            $6,368
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Growth and Income Fund                        $53,618            $53,382
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Omega Fund                                    $3,380               $0
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
International Growth Fund(a)                  $6,231               $0
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Small Cap Value Fund(b)                       $3,934             $2,821
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================

Year or Period Ended 1997
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Evergreen Fund                                $19,154            $16,810
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Foundation Fund                               $16,976            $16,976
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Global Leaders Fund(c)                        $6,526             $1,965
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Growth and Income Fund                        $20,369            $17,413
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Omega Fund(c)                                  $754                $0
--------------------------------------- -------------------- ================
=============================================================================

Year or Period Ended 1996
=============================================================================
--------------------------------------- -------------------- ================
Evergreen Fund(d)                             $17,474            $16,882
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Foundation Fund(d)                            $17,682            $16,849
--------------------------------------- -------------------- ================
--------------------------------------- -------------------- ================
Growth and Income Fund(d)                     $20,587            $17,389
--------------------------------------- -------------------- ================
(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(b) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
(c) For the period from March 6, 1997 (commencement of operations) to December 31, 1997. (d) For the period from March 1, 1996 (commencement of operations) December 31, 1996.



Percentage of Brokerage Commissions Paid to Lieber & Company

         The table below shows, for the fiscal year or period ended December 31, 1998, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.


----------------------------- -------------------- =========================

                                                   Percentage of
                              Percentage of        Commissionable Transactions
Fund                          Commissions to       through Lieber & Company
                              Lieber & Company
----------------------------- -------------------- =========================
----------------------------- -------------------- =========================
Evergreen Fund                     88%                     86%
----------------------------- -------------------- =========================
----------------------------- -------------------- =========================
Foundation Fund                    98%                     97%
----------------------------- -------------------- =========================
----------------------------- -------------------- =========================
Global Leaders Fund                46%                     45%
----------------------------- -------------------- =========================
----------------------------- -------------------- =========================
Growth and Income Fund             99%                     98%
----------------------------- -------------------- =========================
----------------------------- -------------------- =========================
Small Cap Value Fund(a)            72%                     63%
----------------------------- -------------------- =========================
(a) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.


Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund complex for the twelve months ended December 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

 ------------------------------- ---------------- ------------------------

                                    Aggregate      Total Compensation from
            Trustee                 Compensation   Trust and Fund Complex
                                    from Trust      Paid to Trustees*

 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 Laurence B. Ashkin                  $39                    $75,500
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 Charles A. Austin, III              $27                    $75,500
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 K. Dun Gifford                      $24                    $73,000
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 James S. Howell                     $36                    $84,900
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 Leroy Keith Jr.                     $24                    $73,000
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 Gerald M. McDonnell                 $27                    $75,500
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 Thomas L. McVerry                   $32                    $86,500
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 William Walt Pettit                 $25                    $68,000
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 David M. Richardson                 $27                    $73,300
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 Russell A. Salton, III              $27                    $79,000
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 Michael S. Scofield                 $24                    $79,500
 ------------------------------- ---------------- -------------------------
 ------------------------------- ---------------- -------------------------
 Richard J. Shima                    $24                    $73,000
 ------------------------------- ---------------- -------------------------

          *Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:

          Austin            $11,325
          Howell            $65,000
          McDonnell         $75,000
          McVerry           $86,500
          Pettit            $68,000
          Salton            $79,000

                           PERFORMANCE

Total Return

         Below are the average annual total returns for the Funds as of December 31, 1998. The returns for International Growth Fund and Small Cap Value Fund are cumulative. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

---------------------------------- ------------------ ---------------- ------------------- ------------------

                                                                          Ten Years or
Fund                                   One Year         Five Years      Since Inception     Inception Date
---------------------------------- ------------------ ---------------- ------------------- ------------------
---------------------------------- ------------------ ---------------- ------------------- ------------------
Evergreen Fund                           6.44%              N/A              20.00%             3/1/96
---------------------------------- ------------------ ---------------- ------------------- ------------------
---------------------------------- ------------------ ---------------- ------------------- ------------------
Foundation Fund                         10.56%              N/A              18.77%             3/1/96
---------------------------------- ------------------ ---------------- ------------------- ------------------
---------------------------------- ------------------ ---------------- ------------------- ------------------
Global Leaders Fund                     18.92%              N/A              15.19%             3/6/97
---------------------------------- ------------------ ---------------- ------------------- ------------------
---------------------------------- ------------------ ---------------- ------------------- ------------------
Growth and Income Fund                   4.77%              N/A              20.05%             3/1/96
---------------------------------- ------------------ ---------------- ------------------- ------------------
---------------------------------- ------------------ ---------------- ------------------- ------------------
International Growth Fund                 N/A               N/A              -6.10%             8/17/98
---------------------------------- ------------------ ---------------- ------------------- ------------------
---------------------------------- ------------------ ---------------- ------------------- ------------------
Omega Fund                              22.25%              N/A              18.24%             3/6/97
---------------------------------- ------------------ ---------------- ------------------- ------------------
---------------------------------- ------------------ ---------------- ------------------- ------------------
Small Cap Value Fund                      N/A               N/A              -2.86%             5/1/98
---------------------------------- ------------------ ---------------- ------------------- ------------------
---------------------------------- ------------------ ---------------- ------------------- ------------------
Strategic Income Fund                    5.91%              N/A              6.16%              3/6/97
---------------------------------- ------------------ ---------------- ------------------- ------------------



                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Funds based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as advisor. The fee paid to EIS is calculated in accordance with the following schedule:

                               ---------------------- -----------------

                                      Assets                Fee
                               ---------------------- -----------------
                               ---------------------- -----------------

                                 first $7 billion          0.050%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                  next $3 billion          0.035%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                  next $5 billion          0.030%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                 next $10 billion          0.020%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                  next $5 billion          0.015%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                 over $30 billion          0.010%
                               ---------------------- -----------------

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Funds pay ESC annual fees as follows:

  -------------------------------- -------------------- --------------------

             Fund Type               Annual Fee Per         Annual Fee
                                      Open Account*             Per
                                                         Closed Account**
  -------------------------------- -------------------- --------------------
  -------------------------------- -------------------- --------------------

  Monthly Dividend Funds                 $25.50                $9.00
  -------------------------------- -------------------- --------------------
  -------------------------------- -------------------- --------------------

  Quarterly Dividend Funds               $24.50                $9.00
  -------------------------------- -------------------- --------------------
  -------------------------------- -------------------- --------------------

  Semiannual Dividend Funds              $23.50                $9.00
  -------------------------------- -------------------- --------------------
  -------------------------------- -------------------- --------------------

  Annual Dividend Funds                  $23.50                $9.00
  -------------------------------- -------------------- --------------------
  -------------------------------- -------------------- --------------------

  Money Market Funds                     $25.50                $9.00
  -------------------------------- -------------------- --------------------

   * For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
  ** Closed accounts are maintained on the system in order to facilitate historical and tax information.


Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, NW, Washington, D.C. 20036.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                       2-1
                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")
                                     PART 2


                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. government. Examples of such agencies are:

              (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

            (ii)           Farmers Home Administration;

            (iii)          Federal Home Loan Banks;

            (iv)           Federal Home Loan Mortgage Corporation;

            (v)            Federal National Mortgage Association; and

            (vi)           Student Loan Marketing Association.

         Securities Issued by the Government National Mortgage Association ("GNMA")

        The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

        The Fund may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire and may also purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised resulting in a potential loss of value to the Fund.

Futures Transactions (excluding Evergreen Fund, Foundation Fund and Omega Fund)

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

        The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

        Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities (excluding Equity Index Fund, Evergreen Fund, Foundation Fund, and Small Cap Value Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions (only Global Leaders Fund, International Growth Fund, Masters Fund and Strategic Income Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although a Fund values its assets daily in U.S. dollars, a Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.

         Each Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions

         By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

         Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

High Yield, High Risk Bonds (only International Growth Fund and Strategic Income
 Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P")or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

        (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

        (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind Securities (only International Growth Fund and Strategic Income
 Fund)

         Payment-in-kind ("PIK") securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only International Growth Fund and Strategic Income Fund)

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Mortgage-Backed or Asset-Backed Securities (only Strategic Income Fund)

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.


Variable or Floating Rate Instruments (only Global Leaders Fund, International Growth Fund, Masters Fund, Small Cap Value Fund and Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Brady Bonds (only Strategic Income Fund and International Growth Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities


         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


Sovereign Debt Obligations (only Global Leaders Fund, Growth and Income Fund, International Growth Fund and Strategic Income Fund)


         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Derivatives

         To the extent provided for elsewhere in this Statement of Additional Information, the Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Equipment Trust Certificates (Strategic Income Fund only)

         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.


 ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS OF EVERGREEN VA MASTERS FUND

         Because each sub-advisor will be managing its segment of the portfolio independently from the other sub-advisors, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the sub-advisor of another segment deems it appropriate to dispose of the security from the other segment. Similarly, under some market conditions, one or more of the sub-advisors may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor or sub-advisors believe continued exposure to the equity markets is appropriate for their segments of the portfolio.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Calculation of Net Asset Value

        The Fund calculates its Net Asset Value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

        Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                                                          n
                                                     P(1+T) =ERV

P=       initial payment of $1,000
T=       average total return
n=       number of years
ERV=     ending redeemable value of the initial $1,000


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                            [OBJECT OMITTED]
          Where: a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements)
                  c =  The  average  daily  number of shares  outstanding during the period that were entitled to receive dividends
                  d =  The maximum offering price per share on the last day of the period

7-Day Current and Effective Yields

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                  [OBJECT OMITTED]


Non-Standardized Performance

         From time to time, the Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index or any other commonly quoted index of common stock or fixed income prices. The Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. The Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contracts and variable life insurance policies offered by the participating insurance company. Variable annuity contracts and variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for an individual owner. Different rules apply to corporations, taxable trusts, or other entities which own variable annuity contracts. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59-1/2. Only the portion of a distribution attributable to income on the investment in the contract or policy is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

         The Fund will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of participating insurance companies held in connection with the variable annuity contracts and/or variable life insurance policies.

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts and variable life insurance policies. The Code provides that variable annuity contracts and/or variable life insurance policies shall not be treated as an annuity contract or life insurance policy for the current or any prior period for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department, adequately diversified. Disqualification of the contract or policy as an annuity contract or life insurance policy would result in immediate imposition of federal income tax on variable annuity contracts and variable life insurance policy owners with respect to earnings allocable to the contract or policy (including, upon disqualification, accumulated earnings), and the tax liability would generally arise prior to the receipt of payments under the contract.
Section 817(h)(2) of the Code is a safe harbor provision which provides that variable annuity contracts and variable life insurance policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. government securities and securities of other regulated investment companies. The U.S. Treasury Department has issued Regulations (Treas. Reg. section 1.817-5) that establish diversification requirements for the investment portfolios underlying variable insurance contracts. The Regulations amplify the diversification requirements for variable annuity contracts and variable life insurance policies set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment. The Regulations provide that, in the case of a regulated investment company whose shares are available to the public only through variable insurance contracts which meet certain other requirements, the diversification tests are applied by reference to the underlying assets owned by the regulated investment company rather than by reference to the shares of the regulated investment company owned under the annuity contract. The Fund intends to meet the requirements for application of the diversification tests on this look-through basis. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable insurance contracts by Section 817(h) of the Code have been met, each U.S. government agency or instrumentality shall be treated as a separate issuer.

         The Fund will be managed in such a manner as to comply with the diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Fund.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                  BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, an investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by Evergreen Asset Management Corp. ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not "interested" persons of the Trust as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses;
(6) issue and transfer taxes; (7) taxes and trust fees payable to governmental agencies; (8) the cost of share certificates; (9) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (10) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (11) expenses of shareholders' and Trustees' meetings; (12) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (13) charges and expenses of filing annual and other reports with the SEC and other authorities; and (14) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

       The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

       The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.



                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

        The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, the Vice Chairman of the Board, Michael Scofield, and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

        Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities and Centrum Properties, Inc.

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.; former
(DOB: 10/23/34)                                                  Director, Executive Vice President and Treasurer, State
                                                                 Street Research & Management Company (investment advice);
                                                                 Director, The Andover Companies (Insurance); and Trustee,
                                                                 Arthritis Foundation of New England

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and Wine; Chairman and President, Oldways
                                                                 Preservation and Exchange Trust (education); former Chairman of the Board, Director, and Executive Vice President, The
                                                                 London Harness Company; former Managing Partner, Roscommon
                                                                 Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; and former Chairman, Gifford, Drescher &
                                                                 Associates (environmental consulting).

James S. Howell                      Chairman of the Board       Former Chairman of the Distribution Foundation for the
(DOB: 8/13/24)                       of Trustees                 Carolinas; and former Vice President of Lance Inc. (food
                                                                 manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company; Director of Phoenix Total Return Fund and
                                                                 Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                   producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and former Director of Carolina
                                                                 Cooperative Federal Credit Union.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc., and J&M
                                                                 Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Former Chairman, Environmental Warranty, Inc. (insurance
(DOB: 8/11/39)                                                   agency); Executive Consultant, Drake Beam Morin, Inc.
                                                                 (executive outplacement); Director of Connecticut Natural
                                                                 Gas Corporation, Hartford Hospital, Old State House
                                                                 Association, Middlesex Mutual Assurance Company, and Enhance
                                                                 Financial Services, Inc.; Chairman, Board of Trustees,
                                                                 Hartford Graduate Center; Trustee, Greater Hartford YMCA;
                                                                 former Director, Vice Chairman and Chief Investment Officer,
                                                                 The Travelers Corporation; former Trustee, Kingswood-Oxford
                                                                 School; and former Managing Director and Consultant, Russell
                                                                 Miller, Inc.

Anthony J. Fischer*                  President and Treasurer     Vice President/Clients Services, BISYS Fund Services.
(DOB: 2/10/59)

Nimish S. Bhatt**                    Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union Bank; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 Pricewaterhouse-Coopers LLP, New York.

Bryan Haft**                         Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

Michael H. Koonce                    Secretary                   Senior Vice President and Assistant General Counsel, First
(DOB: 4/20/60)                                                   Union Corporation; former Senior Vice President and General
                                                                 Counsel, Colonial Management Associates, Inc.
*Address: BISYS, 90 Park Avenue, New York, New York 10016
**Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                                 CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The `Credit Quality' terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                             COMPARISON OF LONG-TERM BOND RATINGS

     ---------- ----------- ---------- =========================================

     MOODY`S    S&P         FITCH      Credit Quality
     ---------- ----------- ---------- =========================================
     ---------- ----------- ---------- =========================================

     Aaa        AAA         AAA        Excellent Quality (lowest risk)
     ---------- ----------- ---------- =========================================
     ---------- ----------- ---------- =========================================

     Aa         AA          AA         Almost Excellent Quality (very low risk)
     ---------- ----------- ---------- =========================================
     ---------- ----------- ---------- =========================================

     A          A           A          Good Quality (low risk)
     ---------- ----------- ---------- =========================================
     ---------- ----------- ---------- =========================================

     Baa        BBB         BBB        Satisfactory Quality (some risk)
     ---------- ----------- ---------- =========================================
     ---------- ----------- ---------- =========================================

     Ba         BB          BB         Questionable Quality (definite risk)
     ---------- ----------- ---------- =========================================
     ---------- ----------- ---------- =========================================

     B          B           B          Low Quality (high risk)
     ---------- ----------- ---------- =========================================
     ---------- ----------- ---------- =========================================

     Caa/Ca/C   CCC/CC/C    CCC/CC/C   In or Near Default
     ---------- ----------- ---------- =========================================
     ---------- ----------- ---------- =========================================

                D           DDD/DD/D   In Default
     ---------- ----------- ---------- =========================================


                                 LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

-        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category. Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                              SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

-        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added `+' to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                             ADDITIONAL INFORMATION

        Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

        No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

       The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits

Exhibit
Number         Description                        Location
-------        -----------                        --------
(a)            Declaration of Trust               Incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 5 filed on March 20, 1998

(b)            By-Laws                            Incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 5 filed on March 20, 1998

(c)            Provisions of instruments          Incorporated by reference to
               defining the rights of holders     Registrant's Post-Effective
               of the securities being            Amendment No. 7 filed on June 5, 1998.
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Investment Advisory and            Filed herewith.
               Management Agreement between the
               Registrant and First Union
               National Bank

(d)(2)         Investment Advisory and            Incorporated by reference to
               Management Agreement between the   Registrant's Post-Effective
               Registrant and Evergreen Asset     Amendment No. 5 filed on March 20, 1998
               Management Corp.

(d)(3)         Sub-Advisory Agreement between     Incorporated by reference to
               Evergreen Asset Management Corp.   Registrant's Post-Effective
               and Lieber & Company               Amendment No. 8 filed on October 19, 1998.

(d)(4)         Portfolio Management               Incorporated by reference to
               Agreement between sub-advisors     Registrant's Post-Effective
               to Evergreen VA Masters Fund and   Amendment No. 9 filed on February 26, 1999.
               First Union National Bank.

(d)(5)         Investment Advisory and            Filed herewith.
               Management Agreement between the
               Registrant and Evergreen
               Investment Management Company
               (formerly Keystone Investment
               Management Company)

(d)(6)         Investment Advisory and            Filed herewith.
               Management Agreement between
               the Registrant and Meridian
               Investment Company

(e)            Not applicable

(f)            Not applicable

(g)(1)         Custodian Agreement between the    Incorporated by reference to
               Registrant and State Street Bank   Registrant's Post-Effective
               and Trust Company                  Amendment No. 6 filed on April 28, 1998

(g)(2)         Letter Amendment to Custodian      Filed herewith.
               Agreement between Registrant and
               State Street Band and Trust
               Company

(h)(1)         Administration Agreement           Filed herewith.
               between Evergreen Investment
               Services, Inc. and the
               Registrant

(h)(2)         Transfer Agent Agreement           Incorporated by reference to
               between the Registrant and         Registrant's Post-Effective
               Evergreen Service Company          Amendment No. 6 filed on April 28, 1998

(h)(3)         Letter Amendment to Transfer       Filed herewith.
               Agent Agreement between the
               Registrant and Evergreen Service
               Company (VA Equity Index Fund
               and VA Special Equity Fund)

(i)            Opinion and Consent of Sullivan    Incorporated by reference to
               & Worcester LLP                    Registrant's Post-Effective
                                                  Amendment No. 5 filed on March 20, 1998

(j)            Consent of KPMG LLP                Incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 9 filed on February 26, 1999

(k)            Not applicable

(l)            Not applicable

(m)            Not applicable

(n)            Not applicable

(o)            Not applicable




Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

         Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

         Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

         Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

         Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

         Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

         The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

         The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.


Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                  Director, Chairman and Chief Executive Officer

Dennis Sheehan                  Director, Chief Financial Officer

J. David Huber                  President

Kevin J. Dell                   Vice President, General Counsel and Secretary

         All of  the  above  persons  are  located  at  the  following  address:
Evergreen Distributor, Inc.,  90 Park Avenue, New York, New York, 10016.

         The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Prinicipal Underwriter in the last fiscal year.


Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

         Meridian  Investment  Company,  55  Valley  Stream  Parkway,   Malvern,
Pennsylvania 19355

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 28th day of September, 1999.

                                                EVERGREEN VARIABLE ANNUITY TRUST


                                                By:  /s/ Anthony J. Fischer
                                                     ---------------------------
                                                     Name:  Anthony J. Fischer
                                                     Title:  President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of September, 1999.


/s/ Anthony J. Fischer        /s/ Laurence B. Ashkin        /s/ Charles A. Austin, III
----------------------        ---------------------         -------------------------
Anthony J. Fischer            Laurence B. Ashkin*           Charles A. Austin III *
President and Treasurer       Trustee                       Trustee
(Principal Financial and
Accounting Officer)

/s/ K. Dun Gifford            /s/ James S. Howell           /s/ William Walt Pettit
------------------            ------------------            ----------------------
K. Dun Gifford*               James S. Howell*              William Walt Pettit*
Trustee                       Chairman of the Board         Trustee
                              and Trustee

/s/ Gerald M. McDonnell       /s/ Thomas L. McVerry         /s/ Michael S. Scofield
----------------------        ---------------------         ----------------------
Gerald M. McDonnell*          Thomas L. McVerry*            Michael S. Scofield*
Trustee                       Trustee                       Vice Chairman of the Board
                                                            and Trustee

/s/ David M. Richardson       /s/ Russell A. Salton, III MD /s/ Leroy Keith, Jr.
----------------------        ----------------------------- ----------------------
David M. Richardson*          Russell A. Salton, III MD*    Leroy Keith, Jr.*
Trustee                       Trustee                       Trustee

/s/ Richard J. Shima
-------------------
Richard J. Shima*
Trustee



*By: /s/ Beth Werths
--------------------------------
Beth Werths
Attorney-in-Fact


*Beth Werths, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
(d)(1)         Investment Advisory and Management Agreement between the
               Registrant and First Union National Bank

(d)(5) Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company

(d)(6) Investment Advisory and Management Agreement between the Registrant and Meridian Investment Company

(g)(2) Letter Amendment to Custodian Agreement between Registrant and State Street Band and Trust Company

(h)(1) Administration Agreement between Evergreen Investment Services, Inc. and the Registrant

(h)(3) Letter Amendment to Transfer Agent Agreement between the Registrant and Evergreen Service Company